Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the January 1, 2012, through September 30, 2012, amount of unrecognized tax benefits excluding interest and penalties ("Gross UTB") is as follows:

Gross UTB
Beginning Balance - January 1, 2012	3,709,129
Increase in unrecorded tax benefits taken in 2012	133,029
Exchange rate adjustment – 2012	(24,085)
Ending Balance – September 30, 2012	$3,818,073

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2011 and 2010:

	Gross UTB
	2011	2010

Beginning balance at January 1	$2,189,194	$1,346,203

Increase in unrecorded tax benefits taken in current year	1,373,704	771,976

Exchange rate adjustment	146,231	71,015

Ending balance at December 31	$3,709,129	$2,189,194

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents a reconciliation of basic and diluted earnings per share for the nine and three months ended September 30, 2012 and 2011:

	Nine Months Ended		Three Months Ended
	2012	2011	2012	2011
Net income	$3,647,515	$3,266,657	$1,243,893	$1,681,589

Weighted average shares outstanding – basic	18,460,955	13,451,350	18,518,089	16,431,723
Effect of dilutive securities:
Unexercised warrants	191,937	70,800	191,507	210,092

Weighted average shares outstanding – diluted	18,652,892	13,522,150	18,709,596	16,641,815

Earnings (loss) per share – basic	$0.20	$0.24	$0.07	$0.10
Earnings (loss) per share – diluted	$0.20	$0.24	$0.07	$0.10

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2011 and 2010:

	2011	2010
Net income	$5,365,165	$4,203,009

Weighted average shares outstanding - basic	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants and options	190,291	-
Weighted average shares outstanding - diluted	14,697,206	9,685,000

Earnings per share - basic	$0.37	$0.43
Earnings per share - diluted	$0.37	$0.43